Government Grants - Schedule of Government Grants (Details) - Grants [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Government Grants [Line Items]
At 1 January	$ 178,252	$ 316,754
Amount recognized in the statement of profit or loss	1,101,295	1,800,478
Received during the year	(1,279,547)	(1,938,980)
At 31 December		178,252
Current assets		588,863
Current liabilities		(410,611)
Total		$ 178,252